LIABILITIES TO BANKS AND OTHERS	12 Months Ended
Dec. 31, 2011
Liabilities To Banks and Others [Abstract]
Liabilities To Banks and Others [Text Block]

Note 10:-   Liabilities to Banks and Others

a.	Composition:

	December 31, 2011	Linkage Basis	Long-term liabilities	Current maturities	Total long- term liabilities net of current maturities	Total long- term liabilities net of current maturities
	Interest rate		December 31, 2011			December 31, 2010
	%

	5-6	Unlinked	34,064	7,614	26,450	3,004
	Libor+ 4.05	Unlinked	12,075	4,075	8,000	-
		Other	9	-	9	150

Total			46,148	11,689	34,459	3,154

b.	Maturity dates:

	December 31,
	2010	2011

First year (current maturities)	6,157	11,689
Second year	3,006	8,918
Third year	148	9,025
Fourth year	-	5,150
Fifth year and thereafter	-	11,366

Total	9,311	46,148

c.	For details of liens, guarantees and credit facilities, see Note 14.